Document And Entity Information	Nov. 04, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	WESBANCO, INC.
Entity Central Index Key	0000203596
Entity Emerging Growth Company	false
Entity File Number	001-39442
Entity Incorporation, State or Country Code	WV
Entity Tax Identification Number	55-0571723
Entity Address, Address Line One	1 Bank Plaza
Entity Address, City or Town	Wheeling
Entity Address, State or Province	WV
Entity Address, Postal Zip Code	26003
City Area Code	304
Local Phone Number	234-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Series B Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares (each representing 1/40th interest in a share of 7.375% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series B)
Trading Symbol	WSBCO
Security Exchange Name	NASDAQ
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock $2.0833 Par Value
Trading Symbol	WSBC
Security Exchange Name	NASDAQ